Intangible Assets (Including Goodwill)	12 Months Ended
Dec. 31, 2018
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Intangible Assets (Including Goodwill)

NOTE 17—INTANGIBLE ASSETS (INCLUDING GOODWILL)

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2018	403	24	18	15	9	2	68
Additions	—	—	2	—	8	1	11
Amortization expense	—	(3)	(8)	(1)	—	(1)	(13)
Transfer during the year	—	—	5	—	(5)	—	—
Effects of changes in foreign exchange rates	19	1	1	1	1	—	4

Net balance at December 31, 2018	422	22	18	15	13	2	70

Cost	422	84	65	39	13	3	204
Less accumulated amortization and impairment	—	(62)	(47)	(24)	—	(1)	(134)

Net balance at December 31, 2018	422	22	18	15	13	2	70

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2017	457	28	21	18	9	3	79
Additions	—	—	—	—	6	—	6
Amortization expense	—	(1)	(9)	(1)	—	(1)	(12)
Transfer during the year	—	1	7	—	(6)	—	2
Effects of changes in foreign exchange rates	(54)	(4)	(1)	(2)	—	—	(7)

Net balance at December 31, 2017	403	24	18	15	9	2	68

Cost	403	81	55	38	9	3	186
Less accumulated amortization and impairment	—	(57)	(37)	(23)	—	(1)	(118)

Net balance at December 31, 2017	403	24	18	15	9	2	68

Impairment tests for goodwill

Goodwill in the amount of €422 million has been allocated to the Group’s operating segment Packaging and Automotive Rolled Products (“P&ARP”) for €415 million, Aerospace and Transportation (“A&T”) for €5 million and Automotive Structures and Industry (“AS&I”) for €2 million.

At December 31, 2018, the recoverable amount of the A&T and AS&I operating segments has been determined based on value in use calculations and significantly exceeds their carrying value. No reasonable change in the assumptions used could lead to a potential impairment charge.

For the P&ARP operating segment, the recoverable value (determined on the basis of fair value less costs of disposal) was estimated by applying a discounted cash flow model and market participant’s assumptions and has been classified as a level 3 measurement under the fair value hierarchy provided by IFRS 13 – Fair Value Measurement.

The projected future cash flows are based on the 2019-2025 medium and long term business plan approved by the management and reviewed by the Board of Directors. Considering the Automotive Body Sheet cash inflows ramping-up from 2019/2020 to reach a normative level in 2023/2024, cash flows were projected over a 7-year period. The terminal value assumes a normative cash flow and a long term growth rate ranging from 0% to 1.5%. The discount rates applied to cash flows projections range between 10% and 12%. It was concluded that the carrying value (€1,354 million) did not exceed the recoverable value (€1,716 million) at December 31, 2018. Accordingly, the impairment test carried out at the P&ARP operating segment level did not lead to a goodwill impairment.

The key assumptions used in the determination of the fair value less costs of disposal for the P&ARP operating segment are the discount rates, the perpetual growth rates used to extrapolate cash-flows beyond the forecast year and the forecasted shipments for Automotive Body Sheet, products and related revenues. They have been determined considering what market participants would assume in estimating fair value:

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Discount rates used represent the current market assessment of the risks specific to the P&ARP operating segment taking into consideration the time value of money and the risks associated with the underlying assets.

-	The growth rates used to extrapolate cash-flows beyond the forecast year were developed internally and are consistent with external sources of information.

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Expected shipments and related revenues were determined based on estimates of future supply and demand for Automotive Body Sheet products. These estimates were developed internally based on our industry knowledge and our analysis of available market data regarding expected future demand and industry capacity.

The calculation of the recoverable value of the P&ARP operating segment is most sensitive to the following assumptions:

-	Discount rate: an increase in the discount rate by 2.25% would result in the recoverable value equaling the carrying value.

-	Perpetual growth rate: a decrease in the perpetual growth rate by 4% would result in the recoverable value equaling the carrying value.

-	Automotive Body Sheet shipments: 45% lower shipments in the Automotive Body Sheet US business would result in the recoverable value equaling the carrying value.